PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
5.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	At December 31,
	2011	2012
	$	$

Buildings	23,904,165	24,236,755
Plant and machinery	127,386,626	133,014,758
Furniture, fixtures and equipment	9,931,517	10,524,286
Motor vehicles	1,268,321	1,617,620

	162,490,629	169,393,419
Less: Accumulated depreciation	(52,848,331)	(69,220,427)

	109,642,298	100,172,992
Construction in process	54,893,175	105,533,732

Property, plant and equipment, net	164,535,473	205,706,724

Depreciation expense was $12,068,824, $17,513,454 and $16,382,485 for the years ended December 31, 2010, 2011 and 2012, respectively.